FINANCE COSTS	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
FINANCE COSTS [Text Block]
11. FINANCE COSTS

Finance costs are primarily related to interest and accretion expense on the Company’s debt facilities, lease liabilities and accretion of decommissioning liabilities. The Company’s finance costs in the periods are summarized as follows:

	Year Ended December 31,
	2022	2021
Debt facilities(1) (Note 21)	$10,810	$10,541
Accretion of decommissioning liabilities	6,102	3,228
Lease liabilities (Note 22)	2,131	2,013
Loss on settlement of senior convertible note (2) (Note 21(a))	—	4,642
Silver sales and other	1,280	580
	$20,323	$21,004
(1) During the year ended December 31, 2022, finance costs for debt facilities include non-cash accretion expense of $8.7 million (2021 - $7.2 million).
(2) In December 2021, the Company closed an offering of $200.0 million aggregate principal amount of unsecured senior convertible notes plus an additional over-allotment option of $30 million which it used to repurchase the outstanding 2018 senior convertible notes. The repurchase generated a loss due to the difference between the cash paid to repurchase and cancel the 2018 senior convertible notes, compared to the carrying value of the notes on the date of settlement.